Related Parties Balances and Transactions (Schedule of Related Party Payables) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Employees and related expenses	[1]	$ 656	$ 934
Accrued expenses	[2]	337	1,536
Related Party [Member]
Related Party Transaction [Line Items]
Employees and related expenses		458	531
Accrued expenses		74	75
Related Party Payables		$ 532	$ 606

[1]	Includes balances due to related parties of $458 thousand and $531 thousand as of December 31, 2025 and 2024, respectively. See Note 12.
[2]	Includes balances due to related parties of $74 thousand and $75 thousand as of December 31, 2025 and 2024, respectively. See Note 12.